Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Residential Mortgages (Detail) - Retail [member] - Residential mortgages [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 402	$ 382
Provision for credit losses
Originations	76	51
Maturities	(31)	(24)
Changes in risk, parameters and exposures	145	41
Write-offs	(44)	(45)
Recoveries	10	8
Exchange rate and other	(40)	(11)
Balance at end of period	518	402
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	146	142
Provision for credit losses
Transfers to Stage 1	221	87
Transfers to Stage 2	(35)	(13)
Transfers to Stage 3	(3)	(3)
Originations	76	51
Maturities	(16)	(14)
Changes in risk, parameters and exposures	(180)	(104)
Exchange rate and other	(3)
Balance at end of period	206	146
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	77	64
Provision for credit losses
Transfers to Stage 1	(186)	(66)
Transfers to Stage 2	42	16
Transfers to Stage 3	(33)	(31)
Maturities	(15)	(10)
Changes in risk, parameters and exposures	291	104
Exchange rate and other	(16)
Balance at end of period	160	77
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	179	176
Provision for credit losses
Transfers to Stage 1	(35)	(21)
Transfers to Stage 2	(7)	(3)
Transfers to Stage 3	36	34
Changes in risk, parameters and exposures	34	41
Write-offs	(44)	(45)
Recoveries	10	8
Exchange rate and other	(21)	(11)
Balance at end of period	$ 152	$ 179